General	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 - GENERAL

Metalink Ltd. (the “Company”) is an Israeli company, which until the sale of its WLAN operations in February 2010 was engaged in the WLAN business and since then, conducted only limited business activities related to its DSL business, which, since March 2016, it no longer conducts. In February 2017, the Company completed its self-tender offer and purchased approximately 53.3% of the shares outstanding as of immediately prior to the consummation of the tender offer, for $1.50 per share, or approximately $2.15 million in aggregate. The Company’s current plan of operation is to consider strategic alternatives, including a possible business combination, other strategic transaction with a domestic or foreign, private or public operating entity or a “going private” transaction, including with any of its affiliates, and, to a limited extent, voluntary liquidation.